Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary [Table Text Block]
The following table shows the subsidiaries in each year:

					Share in the capital (%)		Inter Level (*)
Entity	Branch of Activity	Common Shares and/or Quotas	functional currency	Country	12/31/2022	12/31/2021	12/31/2020
Direct subsidiaries
Interco Securities LLC (a)	Holding Company	—	US$	USA	100.0%	—	—
Inter & Co Participações Ltda. (b)	Holding Company	1,500,000	BRL	Brazil	100.0%	—	—
Inter Us Holding, LLC	Holding Company	100	US$	USA	100.0%	—	—
INTRGLOBALEU Serviços Administrativos, LDA (c)	Holding Company	1	EUR	Portugal	100.0%	—	—

					Share in the capital (%)		Inter Level (*)
Entity/Fund	Branch of Activity	Common Shares and/or Quotas	functional currency	Country	12/31/2022	12/31/2021	12/31/2020
Indirect subsidiaries
Inter Holding Financeira S.A.	Holding Company	401,159,540	BRL	Brazil	100.0%	100.0%	—
Banco Inter S.A.	Multiple Bank	1,297,308,713	BRL	Brazil	100.0%	31.4%	—
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	TVM Distributor	24,583,333	BRL	Brazil	98.3%	30.9%	98.3%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	59,750	BRL	Brazil	60.0%	18.8%	60.0%
Inter Marketplace Intermediação de Negócios e Serviços Ltda.	Marketplace	5,000,000	BRL	Brazil	100.0%	31.4%	99.9%
Inter Asset Holding S.A.	Asset management	7,000,000	BRL	Brazil	70.0%	22.0%	70.0%
Inter Titulos Fundo de Investimento	Investment Fund	489,302	BRL	Brazil	98.3%	30.7%	96.5%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	5,000,000	BRL	Brazil	90.7%	28.3%	81.2%
TBI Fundo De Investimento Renda Fixa Crédito Privado	Investment Fund	388,157,511	BRL	Brazil	100.0%	31.4%	100.0%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	443,689,064	BRL	Brazil	100.0%	31.4%	—
IM Designs Desenvolvimento de Software Ltda.	Provision of services	50,000,000	BRL	Brazil	50.0%	15.7%	—
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.0%	18.9%	—
Inter & Co Payments, Inc	Provision of services	16,000,000	US$	USA	100.0%	—	—
Inter Asset Gestão de Recursos Ltda	Asset management	30,680	BRL	Brazil	70.0%	22.0%	—
Inter Café Ltda.	Provision of services	10,000	BRL	Brazil	100.0%	31.4%	—
Inter Boutiques Ltda.	Provision of services	10,000	BRL	Brazil	100.0%	31.4%	—
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.0%	22.0%	70.0%
Inter Viagens e Entretenimento Ltda.	Provision of services	1,000	BRL	Brazil	100.0%	—	—

(*)    The variations in the percentages presented above are related to the corporate reorganization presented in note 1. The share in the capital presented on December 31, 2020, considers the level of Banco Inter S .A. as parent company, while the interest on equity capital presented on December 31, 2022 and 2021 considers Inter & Co as parent company.
(a)    On September 14, 2022, the incorporation of Inter & Co Securities LLC in the US jurisdiction was approved, with no assets, liabilities or contingencies.
(b)    On November 14, 2022, the incorporation of Inter & Co Participações Ltda. was approved, company incorporated in Brazil, whose corporate purpose is the participation in other companies.
(c)    On December 20, 2022, the incorporation of INTRGLOBALEU Serviços Administrativos, LDA was approved, the company was established in Portugal as part of the internationalization process. It is a non-operating holding company with no assets, liabilities or contingencies.

Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination [Table Text Block]
The fair value of identifiable assets and liabilities of Inter& Co Payments, Inc., at the acquisition date is as follows:

In thousands of Brazilian reais
Assets	502,361
Cash and cash equivalents	130,502
Property and equipment	6,464
Accounts receivable	209,772
Intangible assets	155,623
Liabilities	(335,896)
Borrowing and onlending	(2)
Other liabilities	(303,213)
Deferred tax liabilities	(32,681)
Total net identifiable assets acquired	166,465
Total consideration transferred	721,224
Goodwill on acquisition (a)	554,759

(a)    Inter prepared the study for the purchase price allocation (“PPA”) in the identifiable assets acquired, liabilities assumed and goodwill. The goodwill of R$554,759, resulting from the acquisition comprises the value of future economic benefits arising from the synergies from part of our internationalization strategy. The goodwill is not expected to be deductible for income tax and social contribution purposes. The discount rate to calculate the present value of the expected cash flows determined is based on the WACC methodology , in which the cost of capital is determined by the weighted average of the market value of the components of the capital structure (own and third parties), therefore the percentage used in the discount rate was 14.5%

Schedule Of Useful Lives Of Property And Equipment [Table Text Block]	The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system	5 years

Disclosure of intangible assets with indefinite useful life [text block]	The estimated useful lives of intangible asset items are as follows:

Customer relationships	5 years
Internally developed software	3 to 10 years
Software and Licenses	6 to 10 years

Schedule of summary of transferred consideration amounts [Table Text Block]

In thousands of Brazilian reais
Cash	671,704
Cash to be paid	49,520
Total consideration transferred (a)	721,224
(a) Amounts will be paid in annual installments over a three-year period.